Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 9 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Leasehold buildings and leasehold improvement*	7,850,784	8,288,008	6,164,379
Computers	67,657	70,635	52,536
Office equipment	48,315	49,695	36,962
Machinery	530,183	530,182	394,335
Furniture, fixtures & fittings	57,721	61,971	46,092
Motor vehicles	2,045,884	2,745,758	2,042,215
Subtotal	10,600,544	11,746,249	8,736,519
Less: Accumulated depreciation and amortization	(4,788,661)	(5,346,692)	(3,976,715)
Property, plant and equipment, net	5,811,883	6,399,557	4,759,804

*	Leasehold buildings and leasehold improvements include construction in progress amounting to S$433,263 (US$322,009), which is expected to be completed by February 2028. The construction is financed through bank borrowings, as disclosed in Note 12.

Depreciation expenses of owned assets for the years ended March 31, 2023, 2024 and 2025 amounted to S$287,043, S$316,843 and S$339,675 (US$252,640), respectively. Certain leasehold properties are pledged to the banks for the Company’s bank loans (Note 12).

No impairment loss had been recognized during the years ended March 31, 2023, 2024 and 2025, respectively.

The carrying value of property, plant and equipment on finance lease arrangements held by the Company are summarized as follows:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Motor vehicles	1,559,976	2,241,131	1,666,888
Less: Accumulated amortization	(1,136,177)	(1,406,214)	(1,045,901)
Motor vehicles, net	423,799	834,917	620,987

Amortization expenses of assets under finance lease arrangements for the years ended March 31, 2023, 2024 and 2025 amounted to S$253,062, S$219,170 and S$270,036 (US$200,845), respectively.